FINANCIAL RISK MANAGEMENT, Financial Instrument Categories (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS [Abstract]
Total current assets	$ 18,030,160	$ 31,393,580
NON-CURRENT ASSETS [Abstract]
Total non-current assets	13,006	22,997
Total assets	18,043,166	31,416,577
CURRENT LIABILITIES [Abstract]
Total current liabilities		6,037,764
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	31,860,717	31,003,715
Total liabilities	38,517,531	37,041,479
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	4,113,571	4,756,554
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,722,087	681,225
Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	533,497	475,882
Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	287,659	124,103
Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	31,860,717	31,003,715
Financial Liabilities at Fair Value [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		0
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Total liabilities	0	0
Financial Liabilities at Fair Value [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Other Financial Liabilities [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		6,037,764
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	31,860,717	31,003,715
Total liabilities	38,517,531	37,041,479
Other Financial Liabilities [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	4,113,571	4,756,554
Other Financial Liabilities [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	1,722,087	681,225
Other Financial Liabilities [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	533,497	475,882
Other Financial Liabilities [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	287,659	124,103
Other Financial Liabilities [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	31,860,717	31,003,715
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	6,473,759	4,791,109
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	473,216	652,771
NON-CURRENT ASSETS [Abstract]
Total non-current assets	7,603	9,521
Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets	274,024	335,773
Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,043,960	8,790
NON-CURRENT ASSETS [Abstract]
Total non-current assets	5,403	13,476
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	9,765,201	25,605,137
Financial Assets at Fair Value [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,303,668	3,660,348
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Total assets	1,303,668	3,660,348
Financial Assets at Fair Value [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Fair Value [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets	274,024	335,773
Financial Assets at Fair Value [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,029,644	3,324,575
Financial assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	16,726,492	27,733,232
NON-CURRENT ASSETS [Abstract]
Total non-current assets	13,006	22,997
Total assets	16,739,498	27,756,229
Financial assets at Amortized Cost [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	6,473,759	4,791,109
Financial assets at Amortized Cost [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	473,216	652,771
NON-CURRENT ASSETS [Abstract]
Total non-current assets	7,603	9,521
Financial assets at Amortized Cost [Member] | Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial assets at Amortized Cost [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,043,960	8,790
NON-CURRENT ASSETS [Abstract]
Total non-current assets	5,403	13,476
Financial assets at Amortized Cost [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	$ 8,735,557	$ 22,280,562